RELATED PARTY TRANSACTIONS (Related Party Loans – Associated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total loans to related parties - associated companies, long-term	$ 45,000	$ 123,910
River Box
Related Party Transaction [Line Items]
Due to parent	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
SFL Hercules
Related Party Transaction [Line Items]
Loans advanced to related parties	145,000
Due to parent		78,900
Total loans to related parties - associated companies, long-term		$ 78,910
SFL Deepwater
Related Party Transaction [Line Items]
Loans advanced to related parties	145,000
SFL Linus
Related Party Transaction [Line Items]
Loans advanced to related parties	$ 125,000